Nature of the Business and Significant Accounting Policies	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Nature of the Business and Significant Accounting Policies

NOTE 1 – NATURE OF THE BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

History of the Company

XFit Brands, Inc. (“XFit” or the “Company”) was incorporated on September 16, 2014 under the laws of the State of Nevada. The fiscal year of the Company is June 30. XFit’s principal business activity is the design, development, and worldwide marketing and selling of functional equipment, training gear, apparel and accessories for the sports market and fitness industry. The Company provides a full portfolio of products and services spanning Mixed Martial Arts and other high and low impact fitness regimes and own the trademarks Throwdown®, EnviroTurf®, GlideBoxx® and Transformations. Products are sold to gyms, fitness facilities, universities, first responders and directly to consumers via website and through third-party catalogues through a mix of independent distributors and licensees.

These financial statements represent the consolidated financial statements of XFit and its wholly owned operating subsidiaries Throwdown Industries Holdings, LLC (“Holdings”), Throwdown Industries, LLC (“TDLLC”), and Throwdown Industries, Inc. (“TDINC”).

Forward Stock Split

On March 28, 2016, the Board of Directors approved a 1-for-5 forward split of its outstanding shares of common stock (and proportional increase of its authorized common stock from 250 million shares to 1.25 billion shares) with a record date of April 14, 2016 and an effective date of April 15, 2016. Prior to the split, the Company had 4,118,500 shares issued and outstanding and after the split, the Company had 20,592,500 shares issued and outstanding. All references to the number of shares and per-share amounts within these condensed consolidated financial statements, including the notes thereto, have been retroactively restated to reflect this stock split, unless explicitly stated otherwise.

Basis of presentation

The accompanying condensed consolidated financial statements are unaudited, but in the opinion of management, reflect all adjustments necessary to fairly state the Company’s financial position, results of operations, and cash flows as of and for the dates and periods presented. The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information.

These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements and footnotes as of and for the years ended June 30, 2016 and 2015, which were filed with the Company’s annual report Form 10-K on September 29, 2016. The results of operations for the six months ended December 31, 2016 are not necessarily indicative of results that may be expected for the year ending June 30, 2017 or for any other interim period.

Basis of Consolidation

The condensed consolidated financial statements include the accounts of XFit, Holdings and TDINC. All significant intercompany transactions and balances have been eliminated in consolidation.

Recent Accounting Pronouncements

The Company has implemented all applicable new accounting standards and does not believe that there are any other new accounting pronouncements that have been issued that may have a material impact on the condensed consolidated financial statements.

In April 2015, the Financial Accounting Standards Board (“FASB”) issued ASU 2015-03, Interest—Imputation of Interest: Simplifying the Presentation of Debt Issuance Costs (“ASU2015-03”). ASU 2015-03 requires companies to present debt issuance costs as a direct deduction from the carrying value of that debt liability. ASU 2015-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is allowed for financial statements that have not been previously issued. Entities would apply the new guidance retrospectively to all prior periods (i.e., the balance sheet for each period is adjusted). The adoption of this standard did not have a material impact on the Company’s financial position, results of operations or cash flows.

Loss per Share

The basic loss per share is calculated by dividing the Company’s net loss available to common shareholders by the weighted average number of common shares during the period. The diluted net loss per share is calculated by dividing the Company’s net loss available to common shareholders by the diluted weighted average number of shares outstanding during the period. To compute the diluted weighted average number of shares outstanding, the Company begins with the basic weighted average number of shares outstanding and adds any potentially dilutive securities that are convertible into shares of common stock. Diluted net loss per share is the same as basic net loss per share due to the lack of dilutive items. For the six months ended December 31, 2016 and 2015, the Company had warrants and options outstanding to acquire shares of common stock that totaled 2,999,281 and 2,268,615 shares, respectively, which were excluded as their effect would have been anti-dilutive.

Reclassifications

Certain reclassifications were made to the prior period, condensed consolidated financial statements to conform to the current period presentation. There was no change to the previously reported net loss.

Use of Estimates

Condensed consolidated financial statements prepared in accordance with GAAP require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Among other things, management has estimated the collectability of its accounts receivable, the valuation of long-lived assets, and the fair value of equity instruments issued. Actual results could differ from those estimates.

Loan Discounts and Loan Fees

The Company amortizes loan discounts over the term of the loan using the effective interest method. Costs associated with obtaining financing are capitalized and amortized over the term of the related loans using the effective interest method. Amortization of the debt issuance costs and loan discount was $127,753 and $91,905 for the six months ended December 31, 2016 and 2015, respectively, which was recorded as a component of interest expense on the condensed consolidated statements of operations.

NOTE 1 – NATURE OF THE BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

XFit Brands, Inc. (“XFit” or the “Company”) was incorporated on September 16, 2014 under the laws of the State of Nevada. The fiscal year of the Company is June 30. XFit’s principal business activity is the design, development, and worldwide marketing and selling of functional equipment, training gear, apparel and accessories for the impact sports market and fitness industry. Products are marketed and sold under the “Throwdown®” brand name to gyms, fitness facilities and directly to consumers via an internet website and through third party catalogues through a mix of independent distributors and licensees throughout the world.

These financial statements represent the consolidated financial statements of XFit and its wholly owned operating subsidiaries Throwdown Industries Holdings, LLC (“Holdings”), Throwdown Industries, LLC (“TDLLC”), and Throwdown Industries, Inc. (“TDINC”). On September 26, 2014, XFit entered into a Contribution and Exchange Agreement with TD Legacy, LLC (“TD Legacy”) and Holdings under which TD Legacy contributed all of its membership interest in Holdings to XFit in exchange for the issuance by XFit of 20,000,000 shares of common stock to TD Legacy. The result of this transaction was that Holdings became a wholly owned subsidiary of XFit. The financial statements have been restated to reflect this conversion.

Forward Stock Split

On March 28, 2016, the Board of Directors approved a 1-for-5 forward split of its outstanding shares of common stock (and proportional increase of its authorized common stock from 250 million shares to 1.25 billion shares) with a record date of April 14, 2016 and an effective date of April 15, 2016. Prior to the split, the Company had 4,118,500 shares issued and outstanding and after the split, the Company had 20,592,500 shares issued and outstanding. All references in the consolidated financial statements and notes to consolidated financial statements, numbers of shares, and share amounts have been retroactively restated to reflect the 1-for-5 forward split, unless explicitly stated otherwise.

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Basis of Consolidation

The consolidated financial statements include the accounts of XFit, Holdings, TDLLC and TDINC. All significant intercompany transactions and balances have been eliminated in consolidation.

The Company also consolidates any variable interest entities (“VIEs”), of which it is the primary beneficiary, as defined within Accounting Standards Codification (“ASC”) 810. The Company does not have any VIEs that are required to be consolidated as of June 30, 2016 or 2015.

Use of Estimates

Consolidated financial statements prepared in accordance with GAAP require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Among other things, management has estimated the collectability of its accounts receivable, the valuation of long-lived assets, and equity instruments issued for financing. Actual results could differ from those estimates.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk include cash, accounts receivable, royalties receivable, revenue, and vendor concentrations. At times, the Company maintains deposits in federally insured financial institutions in excess of federally insured limits. Management monitors the credit rating and concentration of risk with these financial institutions on a continuing basis to mitigate risk.

The Company controls credit risk related to accounts receivable and royalties receivable through credit approvals, credit limits and monitoring procedures.

As of June 30, 2016, our top three customers accounted for 51.9% of our total revenues being Crunch Franchising, LLC (33.7%), CA Management Co., Ltd. (9.6%) and Eye Fitness (8.7%). Two customers accounted for 90% of our accounts receivable, being Crunch Franchising, LLC ($127,512/71%), and 24 Hour Fitness USA, Inc. ($33,060/19%). As of June 30, 2015, two customers accounted for 88% of our accounts and royalties receivable, being Crunch Franchising, LLC ($72,889/43%), and Partner Business ($75,000/45%). We have written agreements with all of the 2016 customers. As of June 30, 2016, three vendors accounted for 44% of our accounts payable being American Express ($116,310/16%), Everblooming Industrial Limited ($111,094/15%), and Wells Fargo Bank ($95,462/13%).

As of June 30, 2015, three vendors accounted for 68% of our accounts payable, being Indeglia & Carney ($51,465/12%), Lynam Industries ($203,394/46%), and Wells Fargo Bank ($46,683/10%). We have written agreements with a majority of the 2016 vendors. We expect our customer and vendor concentration to decrease as we expand our business.

Fair Value of Financial Instruments

ASC 820 defines “fair value” as the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The Company determines the fair value of its financial instruments based on a three-level hierarchy for fair value measurements under which these assets and liabilities must be grouped, based on significant levels of observable or unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s market assumptions. This hierarchy requires the use of observable market data when available. These two types of inputs have created the following fair-value hierarchy:

Level 1 — Valuations based on unadjusted quoted market prices in active markets for identical securities.

Level 2 — Valuations based on observable inputs (other than Level 1 prices), such as quoted prices for similar assets at the measurement date; quoted prices in markets that are not active; or other inputs that are observable, either directly or indirectly.

Level 3 — Valuations based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value measurement.

At June 30, 2014, the warrants issued in connection with the loan discussed in Note 5 were measured at fair value on a non-recurring basis using unobservable inputs (Level 3).

Financial Instruments

The carrying amounts of cash, accounts and royalties receivable, accounts payable and accrued expenses approximate fair value as of June 30, 2016 and 2015, due to the short-term nature of the instruments.

Long-Lived Assets and Intangible Assets

In accordance with ASC 350-30, the Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that their net book value may not be recoverable. When such factors and circumstances exist, the Company compares the projected undiscounted future cash flows associated with the related asset or group of assets over their estimated useful lives against their respective carrying amount. Impairment, if any, is based on the excess of the carrying amount over the fair value, based on market value when available, or discounted expected cash flows, of those assets and is recorded in the period in which the determination is made.

The Company had no such asset impairments at June 30, 2016 or 2015. There can be no assurance, however, that market conditions will not change or demand for the Company’s products under development will continue. Either of these could result in future impairment of long-lived assets.

Revenue Recognition

Product sales are recognized upon shipment of inventory to customers. Royalty revenues are recognized upon the terms of the underlying royalty agreements, when amounts are reliably measurable and collectability is assured.

Accounts receivable consist primarily of receivables from product sales. Management determines the allowance for doubtful accounts based on historical losses and current economic conditions. On a continuing basis, management analyzes delinquent receivables, and once these receivables are determined to be uncollectible, they are written off against an existing allowance account. As of June 30, 2016 and 2015, the Company has determined that an allowance for doubtful accounts is not necessary as all accounts are considered fully collectible.

Cash and Cash Equivalents

The Company considers cash on hand, cash in banks and other highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents.

Inventory

Inventory, which primarily represents finished goods, is valued at the lower of cost or market. Cost has been derived principally using standard costs utilizing the first-in, first-out method. Write-downs for finished goods are recorded when the net realizable value has fallen below cost and provide for slow moving or obsolete inventory.

Loan Discounts and Loan Fees

The Company amortizes loan discounts over the term of the loan using the effective interest method. Costs associated with obtaining financing are capitalized and amortized over the term of the related loans using the effective interest method. As of June 30, 2016 and 2015, the Company had $602,112 and $527,112 of total gross debt issuance costs, respectively. Amortization of the debt issuance costs was $203,975 and $146,038 for the years ended June 30, 2016 and 2015, respectively, which was recorded as a component of interest expense on the consolidated statements of operations.

Income Taxes

In accordance with ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company maintains a valuation allowance with respect to deferred tax assets. The Company established a valuation allowance based upon the potential likelihood of realizing the deferred tax asset in the future tax consequences. Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about the realizability of the related deferred tax asset. Any change in the valuation allowance will be included in income in the year of the change in estimate.

The Company has adopted the provisions set forth in ASC Topic 740 to account for uncertainty in income taxes. In the preparation of income tax returns in federal and state jurisdictions, the Company asserts certain tax positions based on its understanding and interpretation of the income tax law. The taxing authorities may challenge such positions, and the resolution of such matters could result in recognition of income tax expense in the Company’s financial statements. Management believes it has used reasonable judgments and conclusions in the preparation of its income tax returns.

The Company uses the “more likely than not” criterion for recognizing the tax benefit of uncertain tax positions and to establish measurement criteria for income tax benefits. The Company has determined that it has no material unrecognized tax assets or liabilities related to uncertain tax positions as of June 30, 2016 and 2015. The Company does not anticipate any significant changes in such uncertainties and judgments during the next 12 months.

The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties on its consolidated balance sheets at June 30, 2016 and 2015, respectively.

Taxes Collected from Customers and Remitted to Governmental Authorities

The Company reports taxes collected, which are primarily sales tax, on a net basis.

Income (Loss) per Share

The basic (loss) income per share is calculated by dividing the Company’s net (loss) income available to common shareholders by the weighted average number of common shares during the year. The diluted net (loss) income per share is calculated by dividing the Company’s net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted average number of shares adjusted for any potentially dilutive debt or equity. Diluted net (loss) income per share is the same as basic net (loss) income per share due to the lack of dilutive items. As of June 30, 2016 and 2015, the Company had 2,354,756 and 2,263,060 dilutive shares outstanding, respectively, that are attributable to the PIMCO warrant, which have been excluded as their effect is anti-dilutive.

Property and Equipment, net

Property and equipment are stated at cost, net of accumulated depreciation and amortization. The cost of property and equipment is depreciated or amortized using the straight-line method over the following estimated useful lives:

Computer equipment and software	3 years
Furniture	3 years
Machinery	3-5 years

Prepaid Expenses

During the year ended June 30, 2015, the Company issued 300,000 shares of its common stock valued at $300,000 to two key vendors in consideration of future inventory purchases. As of June 30, 2015, the Company has not utilized these vendor credits and the $300,000 is included in prepaid expenses on the consolidated balance sheets. During the year ended June 30, 2016, we had consumed all of the credit with one vendor and had approximately $105,000 remaining with the other at year end.

Advertising Costs

The Company expenses advertising costs as incurred. Advertising expense was $38,492 and $77,175 for the years ended June 30, 2016 and 2015, respectively, and is included in sales and marketing expense on the consolidated statements of operations.

Shipping and Handling Fees

All amounts billed to a customer in a sales transaction related to shipping and handling represent revenues and are reported as product sales in the consolidated statements of operations. Costs incurred by the Company for shipping and handling are reported within cost of revenues in the consolidated statements of operations.

Reclassifications

Certain reclassifications were made to the prior period consolidated financial statements to conform to the current period presentation. There was no change to the previously reported net loss.

Recently Issued Accounting Standards

The Company has implemented all new accounting standards and does not believe that there are any other new accounting pronouncements that have been issued that may have a material impact on the consolidated financial statements.

In April 2015, the Financial Accounting Standards Board (“FASB”) issued ASU 2015-03, Interest-Imputation of Interest: Simplifying the Presentation of Debt Issuance Costs (“ASU2015-03”). ASU 2015-03 requires companies to present debt issuance costs as a direct deduction from the carrying value of that debt liability. ASU 2015-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is allowed for financial statements that have not been previously issued. Entities would apply the new guidance retrospectively to all prior periods (i.e., the balance sheet for each period is adjusted). The adoption of this standard is not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

Subsequent Events

In accordance with ASC 855, Subsequent Events, the Company evaluated subsequent events through the date of this report, which was the date the consolidated financial statements were available for issue.

Environmental Turf Services, LLC [Member]
Nature of the Business and Significant Accounting Policies

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The summary of significant accounting policies presented below is designed to assist in understanding the Company’s financial statements. The financial statements and accompanying notes are the representations of the Company’s management, who is responsible for their integrity and objectivity.

Revenue Recognition:

The Company recognizes revenues on sales and cost of sales related to long-term contracts are accounted for under the percentage-of-completion method. Sales under fixed-type contracts are generally recognized upon passage of title to the customer, which usually coincides with physical delivery or customer acceptance as specified in contractual terms. Such sales are recorded at the cost of items delivered or accepted plus a proportion of profit expected to be realized on a contract, based on the ratio of such costs to total estimated costs at completion. Sales, including estimated earned fees, under cost reimbursement-type contracts are recognized as costs are incurred.

Profits expected to be realized on contracts are based on the Company’s estimates of total contract sales value and costs at completion. These estimates are reviewed and revised periodically throughout the lives of the contracts with adjustments to profits resulting from such revisions being recorded on a cumulative basis in the period in which the revisions are made. When management believes the cost of completing a contract, excluding general and administrative expenses, will exceed contract-related revenues, the full amount of the anticipated contract loss is recognized.

Revenues recognized in excess of amounts billed are classified as current assets under ’‘Cost and earnings in excess of estimated billings.’’ Amounts billed to clients in excess of revenues recognized to date are classified as current liabilities under ’‘Billings in excess of costs and estimated earnings.’’

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates and assumptions. The Company’s significant estimates relate to the allowance for doubtful accounts, depreciation and amortization periods related to long-lived assets, evaluation of impairment of long-lived assets: property and equipment and sales return reserve.

Cash Concentration: The Companies maintain their cash and cash equivalents in bank depository accounts with major financial institutions. At times, cash balances may exceed insurance limits provided by the Federal Deposit Insurance Corporation. The Companies do not believe the concentration is subject to any unusual financial risk beyond the normal risk associated with commercial banking.

Concentrations: Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of accounts receivable. The Company manages credit risk through credit evaluations and monitoring procedures, and generally does not require collateral or other security on accounts receivable.

From time to time, the Company has certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable.

For the six an three months period ended June 30, 2016 and September 30, 2016, three customers accounted for 86% and 90%, respectively, of the net revenues.

At June 30, 2016 and September 30, 2016, two customers accounted for 90% of the accounts receivable, net.

Accounts Receivable: Accounts receivable consists of amounts billed to customers under normal trade terms. Management determines when accounts are past due on the contractual terms of the sale or from payment history on the account. Historically, the Company has had little bad debt expense. As of June 30, 2016 and September 30, 2016, the Company’s allowance for doubtful accounts was $33,742.

Inventories: Inventory primarily consists of installation materials used in the installation of the turf. Costs are derived utilizing the first-in, first out method and are stated at the lower of cost or market. Write-downs are recorded if the net realizable value falls below cost and provides for slow moving or obsolete inventory. As of June 30, 2016 and September 30, 2016; respectively, the allowance for obsolete inventory was zero.

Property and Equipment: Property and equipment is recorded at cost. Depreciation is provided using the straight-line method over the estimated useful lives of the assets.

Useful Life
Equipment	5-7 Years
Vehicles	5 Years
Furniture and office equipment	5-7 Years
Computer and software	3 Years

Repairs and maintenance expenditures not anticipated to extend asset lives and/or productive functionality are expenses as incurred. Upon retirement or disposal, the asset’s carrying value and related accumulated depreciation or amortization are eliminated with a corresponding gain or loss recorded from operations.

Long-Lived Assets: The Company periodically assesses whether there has been impairment in the value of its long-lived assets whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount to the undiscounted future net cash flows, expected to be generated by the asset. If such assets are deemed to be impaired, the amount of impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair market value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair market value, less costs to sell the Assets.

Fair Value of Financial Instruments: The Company has determined that the carrying value of the Company’s cash, accounts receivable and accounts payable and accrued expenses as of June 30, 2016 and September 30, 2016 approximate fair value due to their short maturities. The Company’s debt bear market rates of interest.

Income Taxes: The Company is a limited liability company which is treated as partnerships under the provisions of the Internal Revenue Code. Income and losses are passed through to the members and, accordingly, there is no provision for federal income taxes. Management has evaluated tax positions in accordance with Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 740, Income Taxes, and has not identified any tax positions, other than electing to be taxed as a pass-through entity, that require disclosure.

The Company’s federal and state income tax returns are subject to examination by the Internal Revenue Service, generally three years after the tax returns were filed.

Advertising: Advertising costs are expensed as incurred. For the six and three months period ended June 30, 2016 and September 30, 2016, the Company incurred minimal advertising costs.

Warranties: The Company warrants its products against defects in installation, but not for the defects in manufacturing, as these are warranted by the manufacturer. A provision for estimated future costs related to warranty expense is not recorded since these costs have been deemed insignificant by management.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The summary of significant accounting policies presented below is designed to assist in understanding the Company’s financial statements. The financial statements and accompanying notes are the representations of the Company’s management, who is responsible for their integrity and objectivity.

Revenue Recognition:

The Company recognizes revenues on sales and cost of sales related to long-term contracts and are accounted for under the percentage-of-completion method. Sales under fixed-type contracts are generally recognized upon passage of title to the customer, which usually coincides with physical delivery or customer acceptance as specified in contractual terms. Such sales are recorded at the cost of items delivered or accepted plus a proportion of profit expected to be realized on a contract, based on the ratio of such costs to total estimated costs at completion. Sales, including estimated earned fees, under cost reimbursement-type contracts are recognized as costs are incurred.

Profits expected to be realized on contracts are based on the Company’s estimates of total contract sales value and costs at completion. These estimates are reviewed and revised periodically throughout the lives of the contracts with adjustments to profits resulting from such revisions being recorded on a cumulative basis in the period in which the revisions are made. When management believes the cost of completing a contract, excluding general and administrative expenses, will exceed contract-related revenues, the full amount of the anticipated contract loss is recognized.

Revenues recognized in excess of amounts billed are classified as current assets under ’‘Cost and earnings in excess of estimated billings.’’ Amounts billed to clients in excess of revenues recognized to date are classified as current liabilities under ’‘Billings in excess of costs and estimated earnings.’’

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates and assumptions. The Company’s significant estimates relate to the allowance for doubtful accounts, depreciation and amortization periods related to long-lived assets, evaluation of impairment of long-lived assets: property and equipment and sales return reserve.

Cash Concentration: The Companies maintain their cash and cash equivalents in bank depository accounts with major financial institutions. At times, cash balances may exceed insurance limits provided by the Federal Deposit Insurance Corporation. The Companies do not believe the concentration is subject to any unusual financial risk beyond the normal risk associated with commercial banking.

Concentrations: Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of accounts receivable. The Company manages credit risk through credit evaluations and monitoring procedures, and generally does not require collateral or other security on accounts receivable.

From time to time, the Company has certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable.

For the years ended December 31, 2015 and 2014, five and three customers accounted for 86% and 55%, respectively, of the net revenues.

At December 31, 2015 and 2014, one and two customers accounted for 86% and 100%, respectively, of the accounts receivable, net.

Accounts Receivable: Accounts receivable consists of amounts billed to customers under normal trade terms. Management determines when accounts are past due on the contractual terms of the sale or from payment history on the account. Historically, the Company has had little bad debt expense. As of December 31, 2015 and 2014, the Company’s allowance for doubtful accounts was $33,742.

Inventories: Inventory primarily consists of installation materials used in the installation of the turf. Costs are derived utilizing the first-in, first out method and are stated at the lower of cost or market. Write-downs are recorded if the net realizable value falls below cost and provides for slow moving or obsolete inventory. As of December 31, 2015 and 2014; respectively, the allowance for obsolete inventory was zero.

Property and Equipment: Property and equipment is recorded at cost. Depreciation is provided using the straight-line method over the estimated useful lives of the assets.

Useful Life
Equipment	5-7 Years
Vehicles	5 Years
Furniture and office equipment	5-7 Years
Computer and software	3 Years

Repairs and maintenance expenditures not anticipated to extend asset lives and/or productive functionality are expenses as incurred. Upon retirement or disposal, the asset’s carrying value and related accumulated depreciation or amortization are eliminated with a corresponding gain or loss recorded from operations.

Long-Lived Assets: The Company periodically assesses whether there has been impairment in the value of its long-lived assets whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount to the undiscounted future net cash flows, expected to be generated by the asset. If such assets are deemed to be impaired, the amount of impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair market value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair market value, less costs to sell the Assets.

Fair Value of Financial Instruments: The Company have determined that the carrying value of the Company’s cash, accounts receivable and accounts payable and accrued expenses as of December 31, 2015 and 2014 approximate fair value due to their short maturities. The Company’s debt bear market rates of interest.

Income Taxes: The Company is a limited liability company which is treated as partnerships under the provisions of the Internal Revenue Code. Income and losses are passed through to the members and, accordingly, there is no provision for federal income taxes. Management has evaluated tax positions in accordance with Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 740, Income Taxes, and has not identified any tax positions, other than electing to be taxed as a pass-through entity, that require disclosure.

The Company’s federal and state income tax returns are subject to examination by the Internal Revenue Service, generally three years after the tax returns were filed.

Advertising: Advertising costs are expensed as incurred. For the years ended December 31, 2015 and 2014, the Company incurred minimal advertising costs.

Warranties: The Company warrants its products against defects in installation, but not for the defects in manufacturing, as these are warranted by the manufacturer. A provision for estimated future costs related to warranty expense is not recorded since these costs have been deemed insignificant by management.